Taxation - Summary of Reconciliation of Income Tax (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation [Abstract]
Profit before income tax	¥ 13,277	¥ 8,712	¥ 6,045
Tax calculated at a tax rate of 25%	3,319	2,178	1,511
Effects of different tax rates applicable to different subsidiaries of the Group	(227)	(84)	(34)
Effects of preferential tax rate on assessable profit of certain subsidiaries	(1,234)	(932)	(888)
Expense not deductible for tax purposes	93	39	187
Income not subject to tax	(486)	(61)	(1)
Unrecognized deferred income tax assets	43	69	32
Utilization of previously unrecognized tax assets	(55)	(52)	(45)
Withholding tax on the earnings remitted or expected to be remitted by subsidiaries	441	440	75
Others	30	6	(12)
Total income tax expense	¥ 1,924	¥ 1,603	¥ 825